Consolidated Statements of Cash Flows (Unaudited) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities:
Net income	$ 4,400,690	$ 3,583,546
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization, bank premises and equipment	1,112,094	1,022,178
Provision for loan losses	1,000,000	1,000,000
Deferred income tax	(231,970)	(114,334)
Net gain on sale of securities available-for-sale	(351,301)	0
Net gain on sale of loans	(1,375,689)	(792,303)
Loss on sale of bank premises and equipment	4,583	0
(Gain) loss on sale of OREO	(15,139)	7,212
Gain on Trust LLC	(149,715)	(147,779)
Amortization of bond premium, net	514,934	399,486
Write down of OREO	0	10,000
Proceeds from sales of loans held-for-sale	48,721,888	41,847,797
Originations of loans held-for-sale	(46,562,338)	(40,977,123)
Decrease in taxes payable	(747,180)	(492,939)
(Increase) decrease in interest receivable	(50,485)	89,021
Amortization of FDIC insurance assessment	356,266	401,296
Decrease (increase) in mortgage servicing rights	87,819	(20,734)
(Increase) decrease in other assets	(799,545)	62,072
Increase in cash surrender value of bank owned life insurance	(124,398)	(129,915)
Amortization of core deposit intangible	340,870	426,086
Amortization of limited partnerships	1,214,839	615,864
Decrease in unamortized loan fees	(162,250)	(81,602)
Decrease in interest payable	(57,313)	(41,966)
Increase (decrease) in accrued expenses	155,052	(55,074)
Increase (decrease) in other liabilities	1,411	(321,870)
Net cash provided by operating activities	7,283,123	6,288,919
Cash Flows from Investing Activities:
Maturities and pay downs	29,136,655	46,799,907
Purchases	(41,300,051)	(39,061,352)
Investments - available-for-sale Maturities, calls, pay downs and sales	43,421,610	14,000,000
Purchases	(18,314,769)	(58,981,492)
Proceeds from redemption of restricted equity securities	287,200	0
(Decrease) increase in limited partnership contributions payable	(1,289,000)	1,816,000
Investments in limited partnerships	(213,830)	(2,779,260)
(Increase) decrease in loans, net	(31,945,256)	1,519,714
Capital expenditures, net of proceeds from sale of bank premises and equipment	(644,772)	(945,433)
Proceeds from sales of OREO	291,132	1,324,088
Recoveries of loans charged off	121,160	100,240
Net cash used in investing activities	(20,449,921)	(36,207,588)
Cash Flows from Financing Activities:
Net (decrease) increase in demand and NOW accounts	15,541,005	21,711,190
Net increase in money market and savings accounts	21,497,833	760,602
Net decrease in time deposits	(15,935,288)	(6,270,746)
Net increase in repurchase agreements	12,504,162	2,537,631
Repayments on long-term borrowings	(12,010,000)	(15,000,000)
Decrease in capital lease obligations	(58,766)	(1,372)
Dividends paid on preferred stock	(187,500)	(187,500)
Dividends paid on common stock	(1,767,584)	(1,614,647)
Net cash provided by financing activities	19,583,862	1,935,158
Net increase (decrease) in cash and cash equivalents	6,417,064	(27,983,511)
Cash and cash equivalents:
Beginning	23,464,776	51,448,287
Ending	29,881,840	23,464,776
Supplemental Schedule of Cash Paid During the Period
Interest	4,939,632	5,637,594
Income taxes	800,000	841,550
Supplemental Schedule of Noncash Investing and Financing Activities:
Change in unrealized gain on securities available-for-sale	57,616	86,475
Loans transferred to OREO	1,260,698	221,000
Investments in limited partnerships
Investment in limited partnerships	(213,830)	(2,779,260)
(Decrease) increase in limited partnership contributions payable	(1,289,000)	1,816,000
Investments in limited partnerships NET	(1,502,830)	(963,260)
Common Shares Dividends Paid
Dividends declared	2,666,741	2,613,143
Increase in dividends payable attributable to dividends declared	(49,467)	(47,733)
Dividends reinvested	(849,690)	(950,763)
Total common shares dividends paid	$ 1,767,584	$ 1,614,647